Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments
Summary of "available for sale" securities

	December 31,
	2011	2010
Adjusted cost of “available for sale” securities	$2,401	$1,876
Gross unrealized gains	4,206	6,196
Gross unrealized losses	(372)	(39)
Fair value of “available for sale” securities	$6,235	$8,033

Schedule of investment in privately held entities

	December 31,
	2011	2010
Investments accounted for under the equity method	$32	$82
Investments accounted for under the cost method	89,510	75,784
Total investment in privately held entities	$89,542	$75,866

Schedule of net investment income

	Year Ended December 31,
	2011	2010	2009
Equity in income related to equity method investments	$–	$48	$39
Gross realized gains	4,846	2,302	3,442
Gross realized losses	(1,795)	(722)	(1,342)
Net investment income	$3,051	$1,628	$2,139

Amount reclassified from accumulated other comprehensive income to realized gains, net	$2,561	$1,415	$2,272